Net Loss per Share (Tables)	12 Months Ended
Dec. 31, 2021
Net Loss per Share
Schedule of computation of net loss per share

	Year Ended December 31,
	2021	2020
Numerator:
Net loss attributable to common stockholders, basic and diluted	$(18,499)	$(9,712)
Denominator:
Weighted-average number of shares used to compute net loss per share attributable to common stockholders, basic and diluted.	17,386,008	11,946,614
Net loss per share attributable to common stockholders, basic and diluted	$(1.06)	$(0.81)

Schedule of Anti-Dilutive shares for computation of diluted net loss per share attributable to common stockholders

	Year Ended December 31
	2021	2020
Convertible notes	—	1,714,765
Convertible preferred stock	23,668,198	15,717,345
Outstanding stock options	5,031,310	3,209,063
Warrants to purchase common stock	74,895	74,895
Warrants to purchase convertible preferred stock	1,133,725	1,133,725
Common stock subject to repurchase	3,650,675	3,084,252
Total	33,558,803	24,934,045